SUBSEQUENT EVENTS - Agreement to Acquire Westinghouse Electric Company (Details) - Major business combination - Westinghouse Electric Company - Forecast $ in Billions	Sep. 30, 2018 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired	100.00%
Consideration transferred, acquisition-date fair value	$ 4.6
Equity interests of acquirer	1.0
Liabilities incurred	$ 3.0
Percent of equity interests of acquirer using existing liquidity	50.00%